Accounts Receivable and Allowance for Uncollectible Accounts (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

Accounts receivable and the allowance for uncollectible accounts are comprised of the following:

	Successor	Predecessor
(in thousands)	September 30, 2016	December 31, 2015
Accounts receivable-trade	$97,963	$70,192
Retainage	24,477	15,307
Allowance for uncollectible accounts	(134)	(142)
Accounts receivable-trade, net	$122,306	$85,357

Accounts receivable and the allowance for uncollectible accounts are comprised of the following:

	December 31
	2015	2014
Trade receivables	$70,192	$57,928
Retainage	15,307	16,113
Allowance for uncollectible accounts	(142)	(183)
Accounts and retainage receivable, net	$85,357	$73,858
The following is a rollforward of the allowance for uncollectible accounts:

Balance as of January 1, 2014	$239
Provision	77
Bad debt write-off	(102)
Recovery of previously written-off accounts	(31)
Balance as of December 31, 2014	$183
Provision	98
Bad debt write-off	(139)
Recovery of previously written-off accounts	—
Balance as of December 31, 2015	$142